(Reconciliation of Federal Statutory Income Tax Provision To Company's Actual Provision) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Income tax provision	$ 27,605	$ 3,877
Benefit for Income Taxes
Income Tax Disclosure [Line Items]
Benefit at federal statutory tax rate	(2,052,000)	(2,222,000)
Foreign rate differential	209,000	159,000
UK Energy Incentives	(380,000)	(649,000)
Unbenefited operating losses	1,843,000	2,063,000
Provision for income taxes	37,000	4,000
Income tax provision	(343,000)	(645,000)
EuroSite Power
Income Tax Disclosure [Line Items]
Income tax provision	$ (380,176)	$ (648,917)